POST-EFFECTIVE AMENDMENT NO. 3

                 AS FILED WITH THE U.S. SECURITIES AND EXCHANGE
                          COMMISSION ON MARCH 22, 1999
                               REGISTRATION NOS.:
                                    333-14919
                                    811-07879
--------------------------------------------------------------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               X
                                                                   -------
     Pre-Effective Amendment No.    [_]
     Post-Effective Amendment No.   [3]

                                    and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       X
                                                                   -------
     Amendment No.                  [5]


                          BEACON GLOBAL ADVISORS TRUST
                          ----------------------------
               (Exact Name of Registrant as Specified in Charter)

                        4550 Montgomery Ave, # 302 North
                               Bethesda, MD 20814
          -------------------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

                                 (703) 883-0865
                                 --------------
              (Registrant's Telephone Number, including Area Code)

                      Robert J. Henrich, Managing Director
                          Beacon Global Advisors, Inc.
                         4550 Montgomery Ave, #302 North
                               Bethesda, MD 20814
                           ---------------------------
                     (Name and Address of Agent for Service)

                                   COPIES TO:
                              Arthur J. Brown, Esq.
                           Kirkpatrick & Lockhart LLP
                         1800 Massachusetts Avenue, N.W.
                              Washington, DC 20036

It is proposed that this filing become effective (check appropriate box):

[ ]  immediately upon filing pursuant to paragraph (b)
[X]  on April 1, 1999 pursuant to paragraph (b)
[ ]  60 days after filing pursuant to paragraph (a)(1)
[ ]  on (date) pursuant to paragraph (a)(1)
[ ]  75 days after filing pursuant to paragraph (a)(2)
[ ]  on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Registrant declares hereby that an indefinite number or amount of its securities has been registered by this Registration Statement.

A Rule 24f-2 Notice for the year ended November 30, 1998 was filed on January 31, 1999.

TOTAL NUMBER OF PAGES _____
EXHIBIT INDEX BEGINS
ON PAGE               _____

                          BEACON GLOBAL ADVISORS TRUST

                              CROSS-REFERENCE SHEET
                            (As required by Rule 495)


ITEM NO. ON FORM N-1A                       CAPTION OR SUBHEADING IN PROSPECTUS
---------------------                       -----------------------------------
                                            OR STATEMENT OF ADDITIONAL INFORMATION
                                            --------------------------------------

PART A - INFORMATION REQUIRED IN PROSPECTUS
-------------------------------------------
1.  Front and Back Cover Pages.             Cover Page; Back Cover Page

2.  Risk/Return Summary: Investments,
    Risks, and Performance.                 Risk/Return Summary; Financial Highlights;
                                            Fees and Expenses

3.  Risk/Return Summary/ Fee Table.         Fees and Expenses

4.  Investment Objectives, Principal        Risk/Return Summary;
    Investment Strategies, and Related
    Risks

5.  Management's Discussion of              Not covered. Included in Annual
    Fund Performance                        Report of Fund, dated November 30, 1998.

6.  Management, Organization and            Description of Shares of Beneficial Interest
    Capital Structure

7.  Shareholder Information                 How to Purchase Shares; How to Redeem
                                            Shares; Management of the Fund;  Dividends
                                            and Taxes;  Performance Information

8.  Distribution Arrangements               Distribution Plan; Brokerage Portfolio
                                            Transactions and Brokerage

9.  Financial Highlights Information        Financial Highlights


PART B. STATEMENT OF ADDITIONAL INFORMATION
-------------------------------------------

10. Cover Page and Table of Contents        Cover Page;  Table of Contents

11. Fund History                            Not covered in Statement of Additional
                                            Information (covered under Item 6 of
                                            Part A)

12. Description of the Fund and its         The Trust and the Fund; Investment
    Investments and Risks                   Restrictions

13. Management of the Fund.                 Investment Advisory and Other Services;
                                            Trustees and Officers; Other
                                            Information

14. Control Persons and Principal           Trustees and Officers; Control Persons
    Holders of Securities.                  And Principal holders of Securities.

15. Investment Advisory and other           Investment Advisory and Other Services.
    Services.

16. Brokerage Allocation and Other          Additional Information on Portfolio
    Practices                               Transactions

17. Capital Stock and Other                 Other Information
    Securities.

18. Purchase, Redemption and Pricing        Covered under Item 7 of Part A
    of Securities Being Offered

19. Taxation of the Fund.                   Additional Information Concerning
                                            Taxes

20. Underwriters                            Additional Information on Portfolio
    and Transfer Agents                     Transactions

21. Calculations of Performance Data.       Additional information on Performance
                                            Information

22. Financial Statements                    Incorporated by reference
                                            to the Fund's Annual Report.

PART C
Information required to be included in PART C is set forth under the appropriate Item, so numbered, in PART C of the Registration Statement.

                                     PART A
                                   PROSPECTUS

                           THE CRUELTY FREE VALUE FUND
                                  (the "Fund")
                       4550 Montgomery Avenue, 3302 North
                               Bethesda, MD 20814
                                 (800) 883-0865

                                  April 1, 1999
================================================================================

"The greatness of a nation and its moral progress can be judged by the way its animals are treated. I hold that, the more helpless a creature, the more entitled it is to protection by man from the cruelty of man."

Mahatma Gandhi

The Fund is a separate, diversified investment portfolio offered by Beacon Global Advisors Trust (the "Trust"), a no-load, open-end management investment company. The Fund seeks to achieve capital appreciation by investing in common stocks of companies which meet a screening process regarding the humane treatment of animals.

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                                TABLE OF CONTENTS

RISK/RETURN SUMMARY
   Mission Statement
   Investment Objectives and Strategies
   Selling Short
   Principal Risks
FEES AND EXPENSES
   Shareholder Fees
   Annual Fund Operating Expenses
   Example
HOW TO PURCHASE SHARES
   General
   Purchases By Mail
   Purchases By Wire Transfer
   Purchases Through Brokers and Dealers
   Subsequent investments
   Automatic Investment Plan
   Net Asset Value
HOW TO REDEEM SHARES
   Redemption By Mail
   Redemption By Wire of Telephone
   General Redemption Information
MANAGEMENT OF THE FUND
   Board of Trustees
   Investment Advisor
   Subadvisor
   Distributor
   Administrator
   Transfer Agent and Fund Accountant
   Custodian
   Fund Expenses
PORTFOLIO TRANSACTIONS AND BROKERAGE

DESCRIPTION OF SHARES OF BENEFICIAL INTEREST

DIVIDENDS AND TAXES
   Dividends
   Taxes
   The Taxpayer Relief Act of 1997
PERFORMANCE INFORMATION

DISTRIBUTION PLAN

FINANCIAL HIGHLIGHTS

                               RISK/RETURN SUMMARY

Mission Statement
-----------------
The Fund is dedicated to providing an investment program to help end the suffering, abuse and extinction of animals. The Fund's Advisor, Beacon Global Advisors, Inc. (the "Advisor"), believes that sound investments may be made which are compatible with a commitment to protect the well-being of animals. The Advisor will screen all investments made by the Fund toward achieving such a policy by using the following guidelines. The Advisor believes that strictly adhering to these guidelines will help to provide a cruelty-free portfolio of investments.

The Fund will not invest in companies (or subsidiaries of such companies) that, in the opinion of the Advisor,

(1)  employ animal testing in their product development;
(2) sponsor inappropriate uses of animals as entertainment (i.e. bullfights, rodeos or circuses);
(3)  slaughter animals by any method;
(4)  sell captured wild animals as pets or sell dogs raised in "puppy mills";
(5) have been found to have violated either a state cruelty law or the Federal Animal Welfare Act; or
(6) otherwise have a corporate policy which results in the unnecessary pain and suffering of animals.

To implement these policies, the Advisor will gather screening information primarily through animal welfare publications by such organizations as People for the Ethical Treatment of Animals, The National Anti-Vivisection Society and The American Anti-Vivisection Society. Research information may also be gathered from financial and business organization reporting services such as Dun & Bradstreet and Bloomberg, and publicly available sources such as corporate annual reports, and newswire services. Any company included on a screening list provided by the animal welfare organizations selected by the Advisor will be ineligible for investment. If the Advisor becomes aware of other companies that are not listed but appear to have inhumane policies, such other companies will also be ineligible for investment by the Fund.

Investment Objective and Strategies
-----------------------------------
The Fund's investment objective is capital appreciation. Delta Capital Management (the "Subadvisor"), under the supervision of the Advisor, is responsible for investing the assets of the Fund to attain this objective while maintaining the Fund's commitment to encourage the humane treatment of animals.

The Fund's investment objective is fundamental and may not be changed without a vote of the holders of the majority of the outstanding voting securities of the Fund. The Fund's investment policies described below are not fundamental and may be changed without shareholder approval. Additional investment policies and investment restrictions are described in the Fund's Statement of Additional information ("SAI"). There can be no assurance that the Fund will achieve its investment objective.

The Fund will attempt to achieve its investment objective by investing primarily in common stock or preferred stock of small capitalization companies, i.e., those companies with market capitalizations at the time of purchase ranging from $100 million to $1 billion, that the Subadvisor believes to be undervalued.

The Subadvisor will seek to invest in companies that it believes may be undervalued as a result of

1. overreactions by investors to unfavorable news about a company, industry or the stock markets in general,

2. market declines, poor economic conditions, tax-loss selling or actual or anticipated unfavorable developments affecting the company.

Under normal market conditions, at least 65% of the total assets of the Fund will be invested in securities of companies whose market capitalizations are less than $1 billion. Under normal circumstances, the Fund expects to be almost fully invested in common stocks.

The Subadvisor generally follows a value-oriented investment approach to the selection of individual securities. Value investing refers to the process by which an investment professional chooses certain stocks because that professional believes that they are undervalued in the marketplace. The initial criteria for stock selection utilizes a stock's Price/Earnings Ratio ("P/E"). A low P/E value is important because, in the opinion of the Subadvisor, it tends to be a historic indicator of undervaluation. The second criteria considered is the price-to-book ratio. The Subadvisor concentrates on stocks whose market price is low in relation to book value. Further quantitative analysis of these stocks focuses on adequate trading liquidity, measuring financial strength, and testing earnings against certain requirements.

The Subadvisor believes that its approach to stock selection is conservative in nature and only companies that possess strong financial characteristics will be considered for investment. The Subadvisor closely analyzes the stocks and favors those that have shown above average growth on both a five- and ten-year basis, exhibit sound finances and demonstrate above-average long term earnings prospects. The Fund may diversify its holdings among many different companies and industries which not only meet the Subadvisor's criteria for growth, but also meet the Advisor's screening process with respect to the humane treatment of animals. The Subadvisor will at all times comply with the Fund's screening criteria for the humane treatment of animals, and will make all investments under the supervision of the Advisor.

The Fund may also engage in portfolio management techniques such as selling short, selling short against-the-box, and lending securities.

Selling Short
-------------
The Fund may attempt to limit the Fund's exposure to a possible decline in the market value of portfolio securities through short sales of securities. The Fund also may use short sales in an attempt to realize gain. To effect a short sale, the Fund borrows a security from a brokerage firm to make delivery to the buyer. The Fund then is obligated to replace the borrowed security by purchasing it at the market price at the time of replacement. Until the security is replaced, the Fund is required to pay the lender any accrued interest or dividends and may be required to pay a premium.

The Fund will realize a gain if the security declines in price between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will incur a loss if the price of the security increases between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium or interest the Fund may be required to pay in connection with a short sale. A short position may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

No short sale will be effected which will, at the time of making such short sale transaction, cause the aggregate market value of all securities sold short to exceed 25% of the value of the Fund's net assets. To secure the Fund's obligation to replace any borrowed security, it will place in a segregated account, an amount of cash or liquid securities, at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time it was sold short; or otherwise cover its short position in accordance with positions taken by the SEC.

In addition to the short sales discussed above, the Fund may also make short sales "against the box", i.e., short sales made when the Fund owns securities identical to those sold short. The Fund may only engage in short sale transactions in securities listed on one or more national securities exchange or on NASDAQ.

For temporary defensive purposes, the Fund may invest up to 100% of its total assets in money market instruments. To the extent and for the time period that the Fund is invested in temporary defensive instruments, it will not be pursuing its investment objective.

The Fund is designed for long-term investors who can accept the risks entailed in seeking capital appreciation through investment primarily in common stocks. An investment in the Fund should be only a part of an overall investment strategy.

Principal Risks
---------------
You can lose money by investing in the Fund. The Fund invests primarily in small-cap stocks. As a result, the primary risk to your investment is the risk of declines in the value of those stock holdings. The stock market can be volatile, with prices frequently rising and declining. The stock market also tends to be cyclical with prices generally rising or falling over periods of time. Some of these periods can last for years. Because the Fund invests primarily in small-cap companies, price risk may be increased. Smaller, newer companies have more volatile share prices for several reasons. Small companies often have less liquidity, less management depth, narrower market penetrations, less diverse product lines, and fewer resources than larger companies. As a result, their stock prices react more violently to changes in the marketplace.

The Fund's policy of "screening out" companies could result in the exclusion of a company that has corrected its practices and policies in the period since it was listed, or it could result in an investment by the Fund in a company which engages in inhumane practices but has escaped listing by any of the monitoring organizations. The Fund will not knowingly invest in a company that does not pass the screening process.

If securities held by the Fund no longer satisfy the Fund's screening policies, the Fund will seek to dispose of the securities as soon as is economically practicable, which may cause the Fund to sell the securities at a time not desirable from a purely financial standpoint.

The Fund's screening policies limit the investments available for it to consider compared with other mutual funds which do not have such a policy. Under certain economic conditions, this could cause the Fund's investment performance to be better or worse than similar funds that do not have the Fund's screening policies.

The Board of Trustees will have the authority, without the vote of shareholders, to determine the manner in which the Fund implements its stated commitment to encourage the humane treatment of animals. There can be no assurance that each investment of the Fund will satisfy the Fund's screening policies, but only that the Advisor will seek to screen each security contemplated for investment by the Fund for its compliance with the Fund's screening policies. Further, information provided by organizations which the Advisor utilizes for screening purposes may be incomplete or inaccurate.

Short Selling poses additional risks to the Fund. These risks include the risk of loss due to an adverse price movement during the period when the security is sols short, interest and premium costs which reduce any potential gain, and the risk that a shorted security cannot be easily repurchased.

The bar chart and table below help show the returns and risks of investing in the Fund. They show changes in the Fund's yearly performance over the lifetime of the Fund. They also compare the Fund's performance to the performance of the Russell 2000 Index** during each period. You should be aware that the Fund's past performance may not be an indication of how the Fund will perform in the future.

PERFORMANCE BAR
CHART AND TABLE
YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31


17.04%
------
------                           5.2%
------                           ------
---------------------------------------


April 29, 1997*           Year Ended
Through                   Dec. 31, 1998
Dec. 31, 1997

                   Best Quarter:      4th Qtr      1998     17.27%
                   Worst Quarter:     3rd Qtr      1998    (17.64)%

For the Fund's fiscal years ending on November 30, 1997 and November 30, 1998, the Fund's Total Annual Returns were 11.84% and (1.23%), respectively.

Average Annual Total Returns (For Periods ending on December 31, 1998)
----------------------------------------------------------------------

                                 Fund      Russell 2000 Index**
                                 ----      --------------------
One Year                         5.2%             (3.45)%
Inception                        9.0%             14.40%

*  the Fund commenced investment operations on April 27, 1997.
** The  Russell  2000  Index is a  widely  recognized,  unmanaged  index of 2000 small-capitalization companies in the United States. The Index assumes reinvestment of all dividends and distributions and does not reflect any asset-based charges for investment management or other expenses.

                                FEES AND EXPENSES

SHAREHOLDER FEES:                           NONE*
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)

ANNUAL FUND OPERATING EXPENSES:
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
Management Fees                             1.25%
Distribution (12b-1) Fees                   0.25%
Other Expenses                              0.40%
                                            -----
Total Annual Fund Operating Expenses        1.95%**
                                            =====

EXAMPLE: this Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR            3 YEARS           5 YEARS          10 YEARS
-------------------------------------------------------------

 $198              $612              $1,052           $2,275

Because the Fund does not charge redemption fees or sales loads, your costs would be the same even if you did not redeem your shares. The fee charged by the Fund's transfer agent to redeem shares by wire transfer is not included in the Example. If those fees were included, your costs would be higher.

*To redeem shares by wire transfer, the Fund's transfer agent charges a fee (currently $9.00) for each wire redemption. Purchases and redemptions may also be made through broker-dealers and others who may charge a commission or other transaction fee for their services.

**The above table reflects a continuation of the Advisor's voluntary undertaking to waive all or a portion of its Management Fees and to reimburse certain expenses to limit the Total Annual Fund Operating Expenses to 1.95% of the Fund's average daily net assets. The Advisor reserves the right to terminate this waiver or any reimbursement at any time, in its sole discretion. Any reductions in the Advisor's fee are subject to reimbursement by the Fund within the following three years, to the extent such reimbursement would not cause Total Annual Fund Operating Expenses to exceed 1.95%. Absent such fee waivers and reimbursement of expenses, for fiscal years ending on November 30, 1997 and November 30, 1998, Total Annual Fund Operating Expenses, respectively, would be:
29.69% for 1997 and 12.79% for 1998.

                             HOW TO PURCHASE SHARES

General
-------
Shares of the Fund are offered on a continuous basis at their net asset value next determined following receipt by the Fund's transfer agent, Declaration Service Company (the "Transfer Agent"), of a purchase order in proper form. You pay no "sales loads" or other transaction fees to purchase shares. This means that the full amount of your purchase price goes toward the purchase of shares of the Fund.

Purchase orders for shares of the Fund that are received by the Transfer Agent in proper form by the close of the New York Stock Exchange ("NYSE") (currently 4:00 p.m. Eastern time), on any day that the NYSE is open for trading, will be purchased at the Fund's next determined net asset value. Orders for Fund shares received after 4:00 p.m. Eastern time will be purchased at the net asset value determined on the following business day.

The Fund reserves the right to reject any purchase order or suspend the offering of shares of the Fund. The Fund also reserves the right to vary the initial and subsequent investment minimums, or to waive the minimum investment requirements for any investor.

Purchases By Mail
-----------------
An account may be opened and shares of the Fund purchased by completing the Account Application Form (the "Application") accompanying this Prospectus and mailing it, together with a check or money order for the desired amount, payable to "THE CRUELTY FREE VALUE FUND" c/o Declaration Service Company, 555 North Lane, Suite 6160, Conshohocken, PA 19428. The minimum amount for an initial purchase of shares is $250. The minimum amount for IRA and SEP accounts is also $250.

PLEASE NOTE: The Fund will not accept third party checks for the purchase of shares. Third party checks are those that are made out to someone other than the Fund and are endorsed over to the Fund. In order to ensure receipt of good funds, the Fund reserves the right to delay sending redemption proceeds up to 15 days if shares were recently purchased by check. A $20 fee will be charged to the account for any payment check returned to the custodian.

Purchases By Wire Transfer
--------------------------
You may also pay for shares by instructing your commercial bank that is a member of the Federal Reserve System to wire Federal funds to the Transfer Agent. The bank must include the full name(s) in which the account is registered and the Fund account number, and should address its wire as follows:


     First Union National Bank, N.A.
     ABA #031201467
     For: Declaration Service Company
     Account Number: 1422838350
     FBO: "THE CRUELTY FREE VALUE FUND"
          -----------------------------
     Account of (exact name(s) of account registration)
     Shareholder Account # _____________________

Before making an initial investment by wire transfer, you must first telephone the Transfer Agent at (800) 883-0865 or (610) 832-1075 to request an account number and furnish the Fund with your taxpayer identification number or Social Security number. In addition, a completed Application with signature(s) of account owner(s) must be promptly forwarded to: Declaration Service Company, 555 North Lane, Suite 6160, Conshohocken, PA 19428. The bank may impose a fee for investments by wire transfer. The Fund will not be responsible for the consequence of delays, including delays in the banking or Federal Reserve wire systems.

Purchases Through Broker-Dealers
--------------------------------
Shares of the Fund may also be purchased by telephone through your broker, financial institution or service organization that has been previously approved by the Fund. It is the responsibility of such brokers, financial institutions or service organizations to promptly forward purchase orders and payments for the same to the Fund. Brokers, financial institutions, service organizations, banks and bank trust departments through which an investor purchases shares of the Fund may charge a transaction fee or other fee for their services at the time of purchase.

Wire orders for shares of the Fund received by dealers prior to 4:00 p.m. Eastern time, and received by the Transfer Agent before 5:00 p.m. Eastern time on the same day, are confirmed at that day's net asset value. Orders received by dealers after 4:00 p.m. Eastern time are confirmed at the net asset value on the following business day. It is the dealer's obligation to place the order with FPS before 5:00 p.m. Eastern time.

Subsequent Investments
----------------------
Once an account has been opened, you can make subsequent purchases by mail, bank wire, automatic investing or direct deposit. The minimum for subsequent investments is $100 for all accounts.

When making subsequent investments by mail, please return the bottom portion of a previous confirmation with a check or money order for the desired amount in the envelope that is provided with each confirmation statement. Your check should be made payable to "THE CRUELTY FREE VALUE FUND" and mailed to Declaration Service Company, 555 North Lane, Suite 6160, Conshohocken, PA 19428. Orders to purchase shares are effective on the day the Transfer Agent receives the check or money order.

All investments must be made in U.S. dollars and, to avoid fees and delays, checks must be drawn only on banks located in the United States. A charge (minimum of $20) will be imposed if any check used for the purchase of shares is returned. Investors who purchase Fund shares by check or money order may not receive redemption proceeds until there is reasonable belief that the check has cleared, which may take up to fifteen calendar business days after the purchase date. The Fund and the Transfer Agent each reserves the right to reject any purchase order in whole or in part. The Fund and the Transfer Agent will not accept checks which have been endorsed by a third party.

Automatic Investment Plan
-------------------------
Once your account has been opened, you can make additional purchases of shares of the Fund through an automatic investment plan. You may authorize the automatic withdrawal of funds from your bank account by opening your Fund account with a minimum of $1,000 and completing the appropriate section on the new account application enclosed with this Prospectus. Subsequent monthly investments are subject to a minimum required amount of $50. The automatic deductions may be made on the 10th, 15th or 20th of the month and may be made monthly, quarterly, semi-annually or annually.

Net Asset Value
---------------
Net asset value per share is calculated once daily as of the close of regular trading on the NYSE, currently 4:00 p.m. Eastern time. Currently, the NYSE is closed on the following holidays or days on which the following holidays are observed: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas.

The net asset value per share is computed by adding the value of all securities and other assets in the portfolio, deducting any liabilities, and dividing by the total number of outstanding shares. Expenses are accrued daily and applied when determining the net asset value. The Fund's equity securities are valued based on market quotations or, when no market quotations are available, at fair value as determined in good faith by, or under the direction of, the Board of Trustees. Market quotations are generally the last reported sales price on the principal exchange on which the security trades, or if no sale price is reported, the mean of the latest bid and asked prices is used. Securities traded over-the-counter are priced at the mean of the latest bid and asked prices. When market quotations are not readily available, securities and other assets are valued at fair value as determined in good faith by the Board of Trustees.

Securities are valued through valuations obtained from a commercial pricing service or at the most recent mean of the bid and asked prices provided by investment dealers in accordance with procedures established by the Board of Trustees.

Short-term investments having a maturity of 60 days or less are valued at amortized cost, which the Board of Trustees believes represents fair value. When a security is valued at amortized cost, it is valued at its cost when purchased, and thereafter by assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. All other securities and other assets are valued at their fair value as determined in good faith under procedures established by and under the supervision of the Board of Trustees.

                              HOW TO REDEEM SHARES

You may redeem your shares of the Fund at any time and for any reason without penalty on any business day that the NYSE is open for business. Redemptions will be effective at the current net asset value per share next determined after the receipt by the Transfer Agent of a redemption request meeting the requirements described below.

Redemption By Mail
------------------
You may redeem your shares by submitting a written request for redemption to Declaration Service Company, 555 North Lane, Suite 6160, Conshohocken, PA 19428

A written redemption request to the Transfer Agent must be in good order, which means that it must:

(i)   identify the shareholder's account name and account number;
(ii)  state the number of shares or dollar amount to be redeemed and
(iii) be signed by each registered owner exactly as the shares are registered.

To prevent fraudulent redemptions, a signature guarantee for the signature of each person in whose name an account is registered is required for all written redemption requests exceeding $10,000 or where proceeds are to be mailed to an address other than the address of record. A signature guarantee may be obtained from any commercial bank, credit union, member firm of a national securities exchange, registered securities association, clearing agency or savings and loan association. A credit union must be authorized to issue signature guarantees.
Signature guarantees will be accepted from any eligible guarantor institution that participates in a signature guarantee program. Notary public endorsement will not be accepted. The Transfer Agent may require additional supporting documents for redemptions made by corporations, executors, administrators, trustees or guardians and retirement plans.

A redemption request will not be deemed to be properly received until the Transfer Agent receives all required documents in proper form. Questions with respect to the proper form for redemption requests should be directed to the Transfer Agent at (800) 883-0865 or (610) 832-1075.

Redemption By Wire or Telephone
-------------------------------
Shareholders who have so indicated on their application, or have subsequently arranged in writing to do so, may redeem shares by calling the Transfer Agent at
(800) 883-0865 or (610) 239-4600 during normal business hours. In order to arrange for redemption by wire or telephone after an account has been opened, or to change the bank or account designated to receive redemption proceeds, a written request with a signature guarantee must be sent to the Transfer Agent at the address listed above, under the caption "Redemption By Mail."

Shareholders who wish to redeem their shares by telephone must first elect the option, as described above. Neither the Fund nor any of its service contractors will be liable for any loss or expense in acting upon telephone instructions that are reasonably believed to be genuine. In this regard, the Fund and the Transfer

Agent require personal identification information before accepting a telephone redemption. To the extent that the Fund or the Transfer Agent fails to use reasonable procedures to verify the genuineness of telephone instructions, the Fund may be liable for losses due to fraudulent or unauthorized instructions. The Fund reserves the right to refuse a telephone redemption if it is believed advisable to do so. Written confirmation will be provided for all redemption transactions initiated by telephone. Proceeds from a telephone redemption shall only be sent to the shareholder's address of record or wired to the shareholder's bank account on file with the Transfer Agent.

The Fund reserves the right to refuse a wire or telephone redemption if it is believed advisable to do so. Procedures for redeeming Fund shares by wire or telephone may be modified or terminated at any time.

During periods of unusual economic or market changes, telephone redemptions may be difficult to implement. In such event, shareholders should follow the procedures for redemption by mail.

General Redemption Information
------------------------------
A redemption request will not be deemed to be properly received until the Transfer Agent receives all required documents in proper form. If you have any questions with respect to the proper form for redemption requests, please contact the Transfer Agent at (800) 883-0865 or (610) 832-1075, or write to :

Declaration Service Company
555 North Lane, Suite 6160
Conshohocken, PA 19428.

Redemptions will be processed only on a business day during which the NYSE is open for business. Redemptions will be effective at the current net asset value per share next determined after the receipt by the Transfer Agent of a redemption request meeting the requirements described above. The Fund may, however, delay mailing the proceeds of a redemption until it is reasonably satisfied that the check used to pay for the shares has cleared, which may take up to 15 days after the purchase date. Payment may also be made by wire directly to any bank previously designated by an investor on his or her new account application. There is a $9.00 charge for redemptions made by wire to domestic banks. Wires to foreign or overseas banks may be charged at higher rates. It should also be noted that banks may impose a fee for wire services. In addition, there may be fees for redemptions made through brokers, financial institutions and service organizations.

Except as noted below, redemption requests received in proper form by the Transfer Agent prior to the close of regular trading hours on the NYSE on any business day on which the Fund calculates its net asset value are effective as of that day. Redemption requests received after the close of the NYSE will be effected at the net asset value per share determined on the next business day following receipt. The Fund will satisfy redemption requests for cash to the fullest extent feasible, as long as such payments would not, in the opinion of the Board of Trustees, result in the need for the Fund to sell assets under disadvantageous conditions or to the detriment of the remaining shareholders of the Fund. Pursuant to the Fund's Trust Instrument, however, payment for shares redeemed may also be made in-kind, or partly in cash and partly in-kind.

The Fund has elected, pursuant to Rule 18f-1 under the Act to redeem its shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund, during any 90 day period for any one shareholder. Any portfolio securities paid or distributed in-kind would be in readily marketable securities and valued as described in the Section of this Prospectus entitled "Net Asset Value." In the event that an in-kind distribution is made, you may incur additional expenses, such as brokerage commissions, on the sale or other disposition of the securities received from the Fund. In-kind payments need not constitute a cross-section of the Fund's portfolio.

The Fund may suspend the right of redemption or postpone the date of payment for more than seven days during any period when (1) trading on the NYSE is restricted or the NYSE is closed, other than customary weekend and holiday closings; (2) the SEC has, by order, permitted such suspension; (3) an emergency exists, as defined by rules of the SEC, making disposal of portfolio investments or determination of the value of the net assets of the Fund not reasonably practicable.

Shares of the Fund may be redeemed through certain brokers, financial institutions, service organizations, banks, and bank trust departments who may charge the investor a transaction or other fee for their services at the time of redemption. Such additional transaction fees would not otherwise be charged if the shares were redeemed directly from the Fund.

Minimum Balances
----------------
Due to the relatively high cost of maintaining smaller accounts, the Fund reserves the right to involuntarily redeem shares in any account at its then current net asset value (which will be promptly paid to the shareholder) if at any time the total investment does not have a value of at least $250 as a result of redemptions, but not market fluctuations. You will be notified that the value of your account is less than the required minimum and you will be allowed at least 60 days to bring the value of your account up to the minimum before the redemption is processed.

                             MANAGEMENT OF THE FUND

The Board Of Trustees
---------------------
The Trust has a Board of Trustees that establishes the Fund's policies and oversees and reviews the management of the Fund. The day-to-day operations of the Fund are administered by the officers of the Trust and by the Advisor and Subadvisor pursuant to the terms of the Investment Advisory Agreement and Subadvisory Agreement, respectively. The Trustees review the various services provided by the Advisor and Subadvisor to ensure that the Fund's general investment policies and programs are being carried out and administrative services are being provided to the Fund in a satisfactory manner. Information pertaining to the Trustees and executive officers of the Fund is set forth in the SAI.

The Investment Advisor
----------------------
THE INVESTMENT ADVISOR
Beacon Global Advisors, Inc., 4550 Montgomery Avenue, Suite 302 North, Bethesda, MD 20814, serves as the Fund's investment advisor and manager, and is an investment advisor registered as such under the Investment Advisers Act of 1940,as amended. As of December 31, 1997, the Advisor was investment management consultant to other mutual fund and individuals with respect to approximately $100 million in assets. The Advisor is a registered broker/dealer in the U.S. With a correspondent clearing agreement with Bear, Stearns & Co. in New York, one of the world's leading investment banking firms. The Advisor's international banking relationship is maintained with MeesPierson (CI) Limited. MeesPierson is a wholly owned subsidiary of MeesPierson N.V., which in turn is a wholly-owned subsidiary of Fortis Bank Nederland N.V., part of the international insurance, banking and investment group, Fortis, headquartered in London, England. As of December 31, 1998, the Advisor was investment management consultant to other mutual funds and individuals with respect to approximately $100 million in assets.

The Advisor continuously reviews, supervises and administers the Fund's investment programs and implements its screening policy, subject to the supervision of, and policies established by, the Trustees of the Trust. The Advisor currently delegates certain of these services to the Subadvisor.

For its services as investment advisor, the Fund pays the Advisor a monthly fee which is calculated daily by applying an annual rate of 1.25% of the first $100 million of average daily net assets, 1.00% of average daily net assets from $100 million to $500 million, and 0.75% of average daily net assets over $500 million. From time to time, the Advisor may voluntarily waive all or a portion of its management fee and/or absorb certain expenses of the Fund without further notification of the commencement or termination of any such waiver or absorption. Any such waiver or absorption will have the effect of lowering the overall expense ratio of the Fund and increasing the Fund's overall return to investors at the time any such amounts are waived and/or absorbed. The Advisor has voluntarily agreed to waive all or a portion of its fee, and/or to reimburse expenses of the Fund to the extent necessary in order to limit net operating expenses to an annual rate of not more than 1.95% of the Fund's average daily net assets. The Advisor reserves the right to terminate its voluntary fee waiver and reimbursement at any time at its sole discretion. Any amounts waived or reimbursed by the Advisor are subject to reimbursement by the Fund within the following three years, provided that the Fund is able to effect such reimbursement and remain in compliance with the expense limitation of 1.95%.

For the Fund's fiscal years ending on November 30, 1997 and 1998, investment advisory fees payable to the Advisor were $5,749 and $19,676, respectively, and the Advisor waived and/or reimbursed total fees and expenses of $127,571and $170,325, respectively.

The Advisor has made a commitment to donate a percentage of its management fees to fund projects that directly help animals and raise public awareness of animal-related issues at such time as the Fund attains more than $20 million in assets. The Advisor will establish a foundation that will be dedicated to these concerns and has selected an outside advisory board of directors that will review specific projects of animal welfare organizations. The foundation will be funded once the Fund reaches the asset level specified above. The board of directors of the foundation will review projects submitted by such animal welfare organizations, then select and financially support those programs deemed to have the greatest potential impact on improving the lives of animals.

The board of directors of the foundation will be responsible for the ongoing due diligence to ensure that all donations are being used as directed. Shareholders of the Fund will be informed of the foundation's progress. It is expected that members of the advisory board of the foundation will be prominent people involved in the animal rights movement.

The Subadvisor
--------------
Delta Capital Management, Inc., 745 5th Avenue, 8th Floor New York, New York,10151 serves as the Fund's investment sub-advisor under a contract with the Fund and the Advisor dated September 14, 1998. The Subadvisor provides investment advice and manages investment portfolios for individuals, institutions, registered investment companies and pension and profit-sharing accounts. The Subadvisor provides the Fund and the Advisor with investment research, advice, information and recommendations concerning securities to be acquired, held or sold by the Fund and places orders to implement those recommendations that survive the Advisor's screening criteria.

For its services, the Advisor pays to the Subadvisor, an annual fee of 0.50% of the first $50 million of average daily net assets; 0.35% of average daily net assets from $50 million to$100 million; and 0.25% of average daily net assets over $100 million. As of November 31, 1998, the Advisor paid fees of $9,838 to the Subadvisor.

Mr. Francis L. Frankel is founder, Chairman and a controlling shareholder of the Subadvisor. The investment management team at the Subadvisor responsible for overseeing all investments is led by Mr. William F. Coughlin, CFA, who previously served as portfolio manager to the Fund when he was affiliated with the Fund's previous sub-advisers.

Before joining Delta in 1998 as Managing Director, Mr. Coughlin, 41, was Managing Director at Scudder Kemper Investments, Inc and at a predecessor firm, Dreman Value Advisors, Inc. from 1988 to 1998. He also served as portfolio manager and a member of the investment committee at each during the same period.

Distibutor
----------
Beacon Global Advisors, Inc., 4550 Montgomery Avenue, Bethesda, MD 20814, serves as distributor and principal underwriter of the Fund's shares. The Distributor is not compensated for its services to the Fund, other than through 12b-1 fees.

Administrator
-------------
Declaration Service Company, 555 North Lane, Suite 6160, Conshohocken, PA 19428 ("DSC"), serves as the Administrator pursuant to an agreement with the Fund dated November 1, 1998. Under this agreement, DSC provides the Fund with administrative services including regulatory reporting, compliance filings, dissemination of certain information to the Fund's shareholders, and financial and management reporting. DSC also provides all necessary office space, equipment, personnel and facilities. Administrative fees of $103,331 were charged for administrative, transfer agent and accounting services for fiscal year 1998. These services were provided by FirstData Corporation for the period December 1, 1997 through October 31, 1998. Declaration Service Company provided these services from November 1, 1998 to the present.

Transfer Agent And Fund Accountant
----------------------------------
As Transfer Agent, DSC maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. As Fund Accountant, DSC performs certain accounting and pricing services for the Fund, including the daily calculation of the Fund's net asset value per share.

Custodian
---------
First Union National Bank, Philadelphia, PA, serves as Custodian for the safekeeping of securities, cash and other assets of the Fund.

Fund Expenses
-------------
The Fund is responsible for all of its own expenses. Such expenses may include, but are not limited to: management fees; legal expenses; audit fees; printing costs (i.e. costs of printing annual reports, semi-annual reports and prospectuses which are distributed to existing shareholders); brokerage commissions for portfolio trades; registering and qualifying shares of the Fund for sale with the SEC and with various state securities commissions; the organization of the Fund; transfer agent, custodian and administrator fees; obtaining quotations for portfolio securities and pricing the Fund's shares; trade association dues; all costs associated with shareholder meetings and the preparation and dissemination of proxy materials (although the Fund is not required to hold annual shareholder meetings); liability insurance and fidelity bonds; fees for Trustees who are not officers, directors or employees of the Advisor; and any extraordinary and nonrecurring expenses which are not expressly assumed by the Advisor.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

The Subadvisor will use its best efforts to obtain the best available price and most favorable execution with respect to all transactions of the Fund. Subject to policies established by the Board of Trustees, however, the Fund may pay a broker-dealer (other than the Advisor or Subadvisor) a commission for effecting a portfolio transaction for the Fund in excess of the amount of commission another broker-dealer would have charged if the Subadvisor determines in good faith that the commission paid was reasonable in relation to the brokerage or research services provided by such broker-dealer. In selecting and monitoring broker-dealers and negotiating commissions, consideration will be given to a broker-dealer's reliability, the quality of its execution services on a continuing basis and its financial condition. All commissions paid are reviewed quarterly by the Board of Trustees of the Trust.

It is not the Fund's practice to allocate brokerage or principal business on the basis of sales of its shares which may be made through brokers or dealers. However, the Subadvisor may place portfolio orders with qualified broker-dealers who recommend the Fund to clients, and may, when a number of brokers and dealers can provide best net results on a particular transaction, consider such recommendations by a broker or dealer in selecting among broker-dealers.

                  DESCRIPTION OF SHARES OF BENEFICIAL INTEREST

The Trust is an open-end management investment company organized as a business trust under the laws of the State of Delaware. The Trust is organized to offer separate series of shares and is currently offering a single series of shares called THE CRUELTY FREE VALUE FUND. The Trust is authorized to issue an unlimited number of shares of beneficial interest with no par value. Shares of the Fund represent equal proportionate interests in the assets of the Fund only, and have identical voting, dividend, redemption, liquidation and other rights. All shares issued are fully paid and non-assessable, and shareholders have no preemptive or other right to subscribe to any additional shares. All accounts will be maintained in book entry form and no share certificates will be issued.

A shareholder is entitled to one vote for each full share held and a fractional vote for each fractional share held. All shares of the Fund participate equally in regard to dividends, distributions, and liquidations with respect to the Fund. Shareholders do not have preemptive, conversion or cumulative voting rights.

Ms. Caroline Gabel may be deemed to be a "control person" (as defined in the Act) of the Fund, because as of December 1, 1998, she owned of record 32.1% of the Fund.

The Trustees are not required, and do not intend, to hold annual meetings of shareholders. The Trustees have undertaken to the SEC, however, that they will promptly call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee when requested to do so by holders of not less than 10% of the outstanding shares of the Fund. In addition, subject to certain conditions, shareholders of the Fund may apply to the Fund to communicate with other shareholders to request a shareholders' meeting to vote upon the removal of a Trustee or Trustees.

                               DIVIDENDS AND TAXES

Dividends
---------
The Fund intends to distribute its net investment income, if any, annually. Any net gain realized from the sale of portfolio securities also will be distributed at least annually unless it is used to offset losses carried forward from prior years, in which case no such gain will be distributed. Such income dividends and capital gain distributions are reinvested automatically in additional shares at net asset value, unless you elect to receive them in cash. Distribution options may be changed by writing to the Fund any time prior to the dividend record date.

Any check tendered in payment of dividends or other distributions which cannot be delivered by the post office or which remains uncashed for a period of more than one year may be reinvested in your account at the then current net asset value, and the dividend option may be changed from cash to reinvest. Dividends are reinvested on the ex-dividend date at the net asset value determined at the close of business on that date. Dividends and distributions are treated the same for tax purposes whether received in cash or reinvested in additional shares. Please note that shares purchased shortly before the record date for a dividend or distribution may have the effect of returning capital although such dividends and distributions are subject to taxes.

Taxes
-----
The Fund intends to conduct its operations so as to qualify as a "regulated investment company" for purposes of Sub Chapter m of the Internal Revenue Code of 1986, as amended (the "Code"), which will relieve the Fund of any liability for federal income tax to the extent that its earnings and net realized capital gains are distributed to shareholders. To so qualify, the Fund will, among other things, limit its investments so that, at the close of each quarter of its taxable year, (i) not more than 25% of the market value of the Fund's total assets will be invested in the securities of any single issuer and (ii) with respect to at least 50% of the market value of its total assets, not more than 5% of the market value of its total assets will be invested in the securities of any single issuer, and the Fund will not own more than 10% of the outstanding voting securities of any single issuer. The Fund intends to make sufficient distributions prior to the end of each calendar year in order to avoid liability for federal excise tax.

An investment in the Fund has certain tax consequences, depending on the type of account. Distributions are subject to federal income tax and may also be subject to state and local income taxes. Distributions are generally taxable when they are paid, whether in cash or by reinvestment in additional shares, except that distributions declared in October, November or December and paid in the following January are taxable as if they were paid on December 31. Sale or redemption of the Fund's shares are a taxable event to the shareholder. For qualified retirement accounts, taxes are generally deferred until distributions are made from the retirement account.

You will be advised annually of the source and tax status of all distributions for federal income tax purposes. Information accompanying your statement will show the portion of those distributions that are not taxable in certain states. Further information regarding the tax consequences of investing in the Fund is included in the SAI. The above discussion is intended for general information only. You should consult your own tax advisers for more specific information on the tax consequences of particular types of distributions.

You may be subject to a 31 percent back-up withholding on reportable dividend and redemption payments if a certified taxpayer identification number is not on file with the Fund, or if to the Fund's knowledge, an incorrect number has been furnished. An individual's taxpayer identification number is his/her social security number.

The Taxpayer Relief Act Of 1997
-------------------------------
The Taxpayer Relief Act of 1997 (the "Relief Act"), which was signed into law on August 5, 1997, is the most wide-ranging tax legislation since 1986. Several provisions therein will impact the taxation of capital gains. The Relief Act has lowered the tax rate on individuals, estates and trusts for long-term capital gains from 28% to 20%, but increases the holding period of the assets from more than one year to more than eighteen months. For persons in the 15% income tax bracket, the new rate is 10%. Realized gains from capital assets held more than one year, but eighteen months or less, will be taxed at a 28% rate. Such gains will be termed "mid-term" capital gains. Also, capital gains in property held for more than five years will be eligible for an 18% tax rate, but this only applies to assets acquired after December 31, 2000; therefore, a shareholder would not benefit from this provision until the year 2006.

The rates which applied under prior law are effective for sales of capital before May 7, 1997. Sale of capital assets on or after May 7, 1997, but before July 29, 1997, will be subject to a 20% tax rate for assets held more than one year. These new tax rates, including the new mid-term category, apply to the sales of capital assets on or after July 29, 1997.

                             PERFORMANCE INFORMATION

Performance information such as total return for the Fund may be quoted in advertisements or in communications to shareholders. Such performance information may be useful in reviewing the performance of the Fund and for providing a basis for comparison with other investment alternatives. However, because the net investment return of the Fund changes in response to fluctuations in market conditions, interest rates and Fund expenses, any given performance quotation should not be considered representative of the Fund's performance for any future period. The value of an investment in the Fund will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost.

The Fund's total return is the change in value of an investment in the Fund over a particular period, assuming that all distributions have been reinvested. Thus, total return reflects not only income earned, but also variations in share prices at the beginning and end of the period. Average annual return reflects the average percentage change per year in the value of an investment in the Fund. Aggregate total return reflects the total percentage change over the stated period. Please refer to the SAI for more information on performance.

                                DISTRIBUTION PLAN

The Board of Trustees of the Trust has adopted a distribution plan (the "Distribution Plan") for the shares of the Fund pursuant to Rule 12b-1 under the Act. As provided in the Distribution Plan, the Fund will pay an annual fee up to 0.25% of the average daily net assets of the Fund to Beacon Global Advisors, Inc. (the "Distributor"). From this amount, the Distributor may make payments to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies, investment counselors, and broker-dealers who assist in the distribution of the shares of the Fund or provide services with respect to shares of the Fund, pursuant to service agreements with the Fund. The Distribution Plan is characterized as a compensation plan because the distribution fee will be paid to the Distributor without regard to the distribution or shareholder service expenses incurred by the Distributor or the amount of payments made to financial institutions and intermediaries. The Fund intends to operate the Distribution Plan in accordance with its terms and within the rules of the National Association of Securities Dealers, Inc. (the "NASD") concerning sales charges.

The fees paid to the Distributor under the Distribution Plan are subject to review and approval by the Trust's independent Trustees who have the authority to reduce the fees or terminate the Distribution Plan at any time. All payments made pursuant to the Distribution Plan shall be made for the purpose of selling shares issued by the Fund or servicing shareholder accounts. For the Fund's fiscal year ending on November 30, 1998, 12b-1 Plan fees payable to the Distributor were $3,935.

                              FINANCIAL HIGHLIGHTS

The following sets forth information for THE CRUELTY FREE VALUE FUND regarding per share income and capital changes for its fiscal year ending on November 30, 1998 and for the period of commencement of operations to November 30, 1997, which have been audited by Johnson Lambert & Co., independent accountants, whose unqualified report on the November 30, 1997 financial statements appears in the Fund's Annual Report to Shareholders. This information should be read in conjunction with the financial statements and accompanying notes appearing in the 1998 Annual Report to Shareholders which are incorporated by reference into the Statement of Additional Information.

                                                                 April 29, 1997*
                                                    Year Ended       Through
                                                    November 30,   November 30,
                                                       1998           1997
                                                     --------       --------
NET ASSET VALUE,
BEGINNING OF PERIOD                                  $  27.96       $  25.00
                                                     --------       --------

INVESTMENT OPERATIONS:
   Net Investment Income                                (0.09)         (0.05)
   Net realized and unrealized
   Gain (Loss) on Investments                           (0.26)          3.01
   Total From Investment Operations                     (0.35)          2.96
                                                     --------       --------

Distributions:
   From Net Investment Income                            0.00             --
   From Net Realized Capital Gains                      (0.30)            --
   Total Distributions                                  (0.30)          0.00
                                                     --------       --------

NET ASSET VALUE, END OF PERIOD                       $  27.31       $  27.96
                                                     ========       ========
TOTAL RETURN                                            (1.23%)      11.84%1
RATIOS/SUPPLEMENTAL DATA
Net Assets, end of period (in 000's)                 $  1,665       $  1,168
Ratio of expenses to average net assets
   Before Expense Reimbursement                         12.79%       29.69%2
   After Expense Reimbursement                           1.95%        1.95%2
Portfolio Turnover Rate                                 21.70%       15.06%1

*Commencement of investment operations
1. Not Annualized
2. Annualized

                              FOR MORE INFORMATION

Additional information about the Trust is available in the Trust's annual report to shareholders, dated November 30, 1998 and its semi-annual report to shareholders, dated June 30, 1998. In the Trust's annual and semi-annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Trust's performance during its last year of operations.

STATEMENT OF ADDITIONAL                               BY MAIL:
INFORMATION (SAI)
                                             Beacon Global Advisors Trust.
The SAI contains more detailed               c/o Declaration Service Company
Information on all aspects of the            555 North Lane, Suite 6160
Trust.  A current SAI, dated April 1,        Conshohocken, PA  19428
1999, has been filed with the SEC
and is incorporated by reference             BY PHONE:  1-800-662-9992
into (is legally a part of) this
prospectus.                                  ON THE INTERNET:
                                             www.crueltyfree.com
To request a free copy of the SAI,
or the Trust's latest annual or semi-        Or you may view or obtain these
annual Report, please contact the Trust.     documents from the SEC.

                                             IN PERSON: at the SEC's Public
                                             Reference Room in Washington, D.C.

                                             BY PHONE:  1-800-SEC-0330

                                             BY MAIL:  Public Reference Section,
                                             Securities and Exchange Commission,
                                             Washington, D.C.  20549-6009
                                             (duplicating fee required)

                                             ON THE INTERNET:
                                             www.sec.gov


                          Beacon Global Advisors Trust
                           Investment Company Act No.
                                    811-07879

                                     Part B
                       STATEMENT OF ADDITIONAL INFORMATION

                                  April 1, 1999

================================================================================

This Statement of Additional Information ("SAI") is not a prospectus but should be read in conjunction with the current Prospectus for THE CRUELTY FREE VALUE FUND (the "Fund"), a series of Beacon Global Advisors, Inc. (the "Trust"), dated April 1, 1999, and is incorporated by reference in its entirety into the Prospectus. This Statement of Additional Information is intended to provide additional information regarding the activities and operations of the Fund, and should be read in conjunction with the Prospectus. A copy of the Prospectus may be obtained without charge from the Fund's Distributor, Beacon Global Advisors, Inc. at the address or telephone number below.

DISTRIBUTOR:                                INVESTMENT ADVISOR:

Beacon Global Advisors, Inc.                Beacon Global Advisors, Inc.
4550 Montgomery Avenue, 3302 North          4550 Montgomery Avenue, 3302 North
Bethesda, MD  20814                         Bethesda, MD  20814
(800) 662-9992                              (800) 662-9992
(301) 664-5600                              (301) 664-5600


     No person has been authorized to give any information or to make any representations not contained in this statement of additional information or in the prospectus. If persons give such information, it was not authorized by the trust or its distributor. The prospectus does not constitute an offering by the trust or by the distributor in any jurisdiction in which such offering may not lawfully be made.

                                TABLE OF CONTENTS

The Trust and the Fund

Additional Information on Investment Policies and Techniques
   Common Stock
   Preferred Stock
   Securities Lending
   Illiquid Securities
   Short Sales
   Rule 144A Securities
   Borrowing
   Other Investments

Investment Restrictions

Investment Advisory and Other Services
   Investment Advisory Agreement
   Sub-Advisory Agreement
   Administrator, Transfer Agent and Fund Accountant
   Distributor

Trustees and Officers

Compensation Table

Control Persons and Principal Holders of Securities

Net Asset Value

Additional Information Concerning Taxes
   Federal Income Tax

Additional Information on Portfolio Transactions

Additional Information on Performance Information
   In General
   Total Return Calculation
   Performance and Advertisements

Other Information

                             THE TRUST AND THE FUND

This Statement of Additional Information provides additional information regarding THE CRUELTY FREE VALUE FUND (the "Fund"), a separate series of Beacon Global Advisors Trust (the "Trust"), a diversified, open-end management company established on August 29, 1996 under Delaware law as a Delaware business trust. The Trust Instrument permits the Trust to offer separate series of shares of beneficial interest. The Trust currently is comprised of one series, The Cruelty-Free Value Fund, which offers its shares through one class of shares.

This Statement of Additional Information should be read in conjunction with the Prospectus of the Fund having the same date as this Statement of Additional Information. Much of the information contained in this Statement of Additional Information expands upon subjects discussed in the Prospectus. No investment in shares of the Fund should be made without first reading the Prospectus.

                             ADDITIONAL INFORMATION
                      ON INVESTMENT POLICIES AND TECHNIQUES

The following supplements the information contained in the Prospectus for the Fund regarding the permitted investments and risk factors and the investment objective and policies of the Fund. Although the Fund may purchase the securities or engage in investment practices noted below, the Fund has no current intention to lend securities, purchase illiquid securities, purchase Rule 144A securities or borrow securities during the coming year.

COMMON STOCK

Common stock is defined as shares of a corporation that entitle the holder to a pro rata share of the profits of the corporation, if any, without a preference over any other shareholder or class of shareholders, including holders of the corporation's preferred stock and other senior equity. Common stock usually carries with it the right to vote, and frequently, an exclusive right to do so. Holders of common stock also have the right to participate in the remaining assets of the corporation after all other claims, including those of debt securities and preferred stock, are paid.

PREFERRED STOCK

Generally, preferred stock receives dividends prior to distributions on common stock and usually has a priority of claim over common stockholders if the issuer of the stock is liquidated. Unlike common stock, preferred stock does not usually have voting rights; preferred stock, in some instances, is convertible into common stock. In order to be payable, dividends on preferred stock must be declared by the issuer's Board of Directors or Trustees. Dividends on the typical preferred stock are cumulative, causing dividends to accrue even if not declared by the issuer. There is, however, no assurance that dividends will be declared by the issuers of the preferred stocks in which the Fund invests.

SECURITIES LENDING

The Fund may lend portfolio securities to broker-dealers and financial institutions provided that (1) the loan is secured continuously by collateral marked-to-market daily, and maintained in an amount at least equal to the current market value of the securities loaned (including accrued interest and dividends); (2) the Fund may call the loan at any time and receive the securities loaned; (3) the Fund will receive any interest or dividends paid on the loaned securities and (4) the aggregate market value of securities loaned by the Fund will not at any time exceed 33% of the total assets of the Fund.

Collateral will consist of U.S. government securities, cash equivalents or irrevocable letters of credit. Loans of securities involve a risk that the borrower may fail to return the securities or may fail to maintain the proper amount of collateral. Therefore, the Fund will only enter into securities loans after a review by the Advisor, under guidelines established by the supervision of the Board of Trustees, including a review of the creditworthiness of the borrower. Such reviews will be monitored by the Board of Trustees on an ongoing basis.

ILLIQUID SECURITIES

The Board of Trustees has delegated the function of making day-to-day determinations of liquidity to the Advisor or Subadvisor pursuant to guidelines approved by the Board of Trustees. The Advisor will monitor the liquidity of securities held by the Fund, and report periodically on such determinations to the Board of Trustees. The Fund will not invest more than 15% of its net assets in illiquid securities (securities that may not be sold within seven days at approximately the price used in determining the net asset value of Fund shares), including restricted securities. See "Rule 144A Securities" below.

SHORT SALES

To secure the Fund's obligation to replace any borrowed security, it will place in a segregated account, an amount of cash or liquid securities equal to the difference between the market value of the securities sold short at the time of the short sale, and any cash or liquid securities originally deposited with the broker in connection with the short sale (excluding the proceeds of the short sale). The Fund will thereafter maintain daily the segregated amount at such a level that the amount deposited in it plus the amount originally deposited with the broker as collateral will equal the greater of the current market value of the securities sold short, or the market value of the securities at the time they were sold short.

RULE 144A SECURITIES

The Fund may invest in securities that are exempt from the registration requirements of the Securities Act of 1933 pursuant to U.S. Securities Exchange Commission (the "SEC") Rule 144A. Those securities, purchased pursuant to Rule 144A, are traded among qualified institutional buyers, and may be subject to the Fund's limitation on illiquid investment.

Investing in securities under Rule 144A could have the effect of increasing the levels of the Fund's illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities. The Fund will limit its investments in securities of issuers which the Fund is restricted from selling to the public without registration under the Securities Act of 1933 to no more than 5% of the Fund's net assets, excluding restricted securities eligible for resale pursuant to Rule 144A that have been determined to be liquid by the Fund's Board of Trustees.

BORROWING

The Fund may borrow money as a temporary measure for extraordinary purposes or to facilitate redemptions. The Fund will not purchase securities while its borrowings exceed 5% of its total assets. The Fund has no intention of increasing its net income through borrowing. Any borrowing will be done from a bank with the required asset coverage of at least 300%.

OTHER INVESTMENTS

Subject to prior disclosure to shareholders, the Board of Trustees may, in the future, authorize the Fund to invest in securities other than those listed here and in the Prospectus, provided that such investment would be consistent with the Fund's investment objective, and that it would not violate any fundamental investment policies or restrictions applicable to the Fund.

                             INVESTMENT RESTRICTIONS

The investment restrictions set forth below are fundamental restrictions and may not be changed without the approval of a majority of the outstanding voting shares, as defined in the Investment Company Act of 1940, as amended, (the "Act") of the Fund. Unless otherwise indicated, all percentage limitations listed below apply only at the time of the transaction. Accordingly, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in the percentage which results from a relative change in values or from a change in the Fund's total assets will not be considered a violation.

Except as set forth in the Prospectus, the Fund may not:

1. As to 75% of the Fund's total assets, invest more than 5% of its total assets in the securities of any one issuer. (This limitation does not apply to cash and cash items, securities of investment companies, and obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities).

2. Invest 25% or more of the value of the Fund's total assets in one particular industry.

3. Issue any senior securities (as defined in the Act) or borrow money, except from banks (i) for temporary or emergency purposes in an amount not exceeding 5% of the Fund's assets or (ii) to meet redemption requests that might otherwise require the untimely disposition of portfolio securities, in an amount up to 33% of the value of the Fund's total assets (including the amount borrowed) valued at market less liabilities (not including the amount borrowed) at the time the borrowing was made. While borrowing exceeds 5% of the value of the Fund's total assets, the Fund will not purchase securities. Interest paid on borrowing will reduce net income.

4. Mortgage, pledge, hypothecate, or otherwise encumber its assets, except in an amount up to 33% of the value of its net assets but only to secure borrowing for temporary or emergency purposes, such as to effect redemptions.

5. Make loans, except through loans of securities, provided that, for purposes of this restriction, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interest therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or similar instruments will not be considered the making of a loan.

6. Engage in the business of underwriting the securities of others, except to the extent that the Fund might be considered an underwriter under the Federal securities laws in connection with its disposition of securities.

7. Purchase or sell real estate (except that investments in securities of issuers that invest in real estate or other instruments supported by interests in real estate are not subject to this limitation, and except that the Fund may exercise rights under agreements relating to such securities, including the right to enforce security interests to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner).

8. Purchase or sell commodities or commodity futures contracts unless acquired as a result of owning securities or other instruments.

The following investment limitations, which are not fundamental and may be changed by the Fund's Board of Trustees without shareholder approval, provide that the Fund may not:

1.   Purchase securities on margin.

2.   Purchase securities of other investment companies.

3. Invest or sell interests in oil, gas or other mineral exploration or development programs or leases.

                     INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISORY AGREEMENT

The Fund and the Advisor have entered into an investment advisory agreement (the "Investment Advisory Agreement"). The Investment Advisory Agreement provides that the Advisor shall not be protected against any liability to the Fund or its shareholders if it has engaged in conduct constituting willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or if such liability results from reckless disregard of its obligations or duties thereunder.

The continuance of the Investment Advisory Agreement, after the first two years, must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of Fund, and (ii) by the vote of a majority of the Trustees who are not parties to the Investment Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Investment Advisory Agreement will terminate if assigned, and is terminable at any time without penalty by the Trustees of the Fund, or by a majority of the outstanding shares of the Fund on 60 days' written notice to the Advisor. For fiscal years ending November 30, 1997 and 1998, advisory fees payable to the advisor were $5,749 and 19,676, respectively. The Advisor waived all fees in both years.

SUBADVISORY AGREEMENTS

The Advisor has entered into a Subadvisory Agreement with Delta Capital management. (the "Subadvisor") to assist in the selection and management of the Fund's investment securities. It is the responsibility of the Subadvisor, under the direction of the Advisor, to make the day-to-day investment decisions for the Fund, and to place the purchase and sale orders for the portfolio transactions of the Fund, consistent with the Fund's screning criteria established by the Advisor and subject to the general direction of the Advisor. The Advisor will review proposed investments and the portfolio to ensure compliance with the Fund's guidelines regarding the humane treatment of animals and will instruct the Subadvisor as to how to implement these guidelines.

For its services, the Subadvisor receives an annual fee equal to 0.50% of the first $50 million of the Fund's average daily net assets, 0.35% of the Fund's average daily net assets from $50 million to $100 million, and 0.25% of the Fund's average daily net assets in excess of $100 million.For fiscal years ending November 30, 1997 and 1998, the Advisor paid fees of $5,749 and $9,838, respectivley. For the period December 1, 1997 through September 14, 1998, these services were provided by Scudder Kemper Investments, Inc.. From September 14, 1998 to the present, these services have been provided by Delta Capital Management.

The continuance of the respective Subadvisory Agreement, after the first two years, must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of Fund, and (ii) by the vote of a majority of the Trustees who are not parties to the Subadvisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Subadvisory Agreement will terminate if assigned, and is terminable at any time without penalty by the Advisor, Subadvisor or by the Trustees of the Fund, or by a majority of the outstanding shares of the Fund on 60 days' written notice to the Advisor, Subadvisor or the Fund.

SERVICE PROVIDER TO THE TRUST

Declaration Service Company ("DSC"), 555 North lane, Suite 6160, Conshohocken, PA 19428 has been engaged by the Trust to provide most of the back office services on the Trust's behalf. DSC provides the services commonly and separately referred to as: Fund Administration, Fund Accounting, Transfer Agency and Custody Administration. The Agreement was approved by the Board of Trustees to be effective as of November 1, 1998. The management of the Trust oversees DSC in the fulfillment of its obligations under the Agreement and FPS reports to the Board on a quarterly basis with regard to those obligations.

Included among the many tasks which DSC performs on behalf of the Trust are: (1) coordination and monitoring, through the Fund Administration function, the activities of any other third party service provider providing services to the Fund (e.g. the Fund's independent auditors, printers, etc.); (2) providing the Fund with necessary office space, telephones and other communications facilities and personnel competent to perform the responsibilities under the Agreement; (3) maintenance of such books and records of the Fund as may be required by applicable federal or state law; (4) preparing and, after approval by the Fund, filing and arranging for the distribution of proxy materials and periodic reports to shareholders of the Fund as required by applicable law; (5) preparing and, after approval by the Fund, arranging for the filing of such registration statements and other documents with the SEC and any other federal or state regulatory authorities as may be required by applicable law; (6) reviewing and submitting to the officers of the Fund for their approval invoices or other requests for payment of the Fund's expenses and instructs the Custodian to issue checks in payment thereof; and (7) taking such other action with respect to the Fund as may be deemed necessary by FPS to appropriately perform its duties under the Agreement.

For the fiscal year ended November 30, 1997, the Fund paid $14,000 and $32,440 in fees to First Data Corporation, the Fund's former service provider, for Fund Accounting and Fund Administration services, respectively. From December 1, 1997 through November 30, 1998, the Fund paid $53, 245 and 26,662 in Administration and transfer agency fees.

DISTRIBUTOR

Beacon Global Advisors, Inc. serves as the Fund's Distributor pursuant to a Distribution Agreement (the "Distribution Agreement"). Shares of the Fund are subject to a distribution plan (the "Distribution Plan") pursuant to Rule 12b-1 under the Act. As provided in the Distribution Plan, the Fund will pay an annual fee of 0.25% of the Fund's average daily net assets to Beacon Global Advisors, Inc. as compensation for its services.

From this amount, Beacon Global Advisors, Inc. may make payments to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies, investment counselors and broker-dealers as compensation for services, reimbursement of expenses incurred in connection with distribution assistance or provision of shareholder services. The Distribution Plan is characterized as a compensation plan because the distribution fee will be paid to the distributor without regard to the distribution or shareholder service expenses incurred by Beacon Global Advisors, Inc. or the amount of payments made to financial institutions and intermediaries. The Fund intends to operate the Distribution Plan in accordance with its terms and within the rules of the National Association of Securities Dealers, Inc. concerning sales charges. Pursuant to such rules, the distributor is required to limit aggregate initial sales charges and asset-based sales charges to 6.25% of total gross sales.

For the period ending November 30, 1997and 1998, Beacon Global Advisors, Inc. was paid $1,150 and $3,935, respectively, pursuant to the Distribution Plan.

The Distribution Plan will continue in effect from year to year, provided that each such continuance is approved at least annually by a vote of the Board of Trustees, including a majority vote of the Trustees who are not parties to the Distribution Plan or "interested persons" of any party thereto ("Disinterested Trustees"), cast in person at a meeting called for the purpose of voting on such continuance. The Distribution Plan may be terminated at any time, without penalty, by vote of a majority of the Disinterested Trustees or by vote of the holders of a majority of the outstanding shares of the Fund on not more than 60 days', nor less than 30 days', written notice to any other party to the Distribution Plan. The Distribution Plan may not be amended to increase materially the amounts to be spent for the services described herein without approval by the shareholders, and all material amendments are required to be approved by the Board of Trustees. The Distribution Plan will automatically terminate in the event of its assignment. Pursuant to the Distribution Plan, the Board of Trustees will review at least quarterly a written report of the distribution expenses incurred on behalf of the Fund. The report will include an itemization of the distribution expenses and the purpose of such expenditures.

                              TRUSTEES AND OFFICERS

The Trustees and executive officers of the Trust, their position with the Trust, their affiliations, if any, with the Investment Advisor, and principal occupations during the past five years are set forth below. Each Trustee who is an "interested person" of the Fund, as that term is defined in the Act, is indicated by an asterisk.

The Business Address for each Trustee is 4550 Montgomery Avenue, 3302 North, Bethesda, MD 20814.

Name                         Age     Position with    Principal Occupation During
                                     Trust            the past five years
----------------------------------------------------------------------------------------------
Louis T. Donatelli           65      Trustee          President   and  sole   stockholder   of
                                                      Donatelli & Klein,  Inc.,  an investment
                                                      company   specializing  in  real  estate
                                                      development  and corporate  acquisitions
                                                      including  television  properties.   Mr.
                                                      Donatelli  has  a  long  career  in  the
                                                      investment  business,  beginning in 1956
                                                      at Harris Upham & Co. In 1963, he joined
                                                      Hayden,  Stone  &  Company,  a New  York
                                                      Stock Exchange member firm, and achieved
                                                      Partner  status by 1968.  Mr.  Donatelli
                                                      founded Donatelli & Klein, Inc. in 1974.
                                                      Mr.   Donatelli   holds  a  Bachelor  of
                                                      Science degree from Villanova University
                                                      and has a  graduate  degree in  Business
                                                      Management from American University. Mr.
                                                      Donatelli has been a member of the Board
                                                      of Trustees of the Rushmore  Natural Gas
                                                      Index Fund  since  1992.  He  previously
                                                      served  as a  member  of  the  Board  of
                                                      Trustees at Villanova  University and is
                                                      a Knight of Malta.
----------------------------------------------------------------------------------------------
Caroline D. Gabel*           57      Trustee          Senior Policy Advisor to a member of the
                                                      House of Representatives  since 1970. In
                                                      this capacity,  she is  responsible  for
                                                      legislation  within the  jurisdiction of
                                                      the House  Committee  on  Transportation
                                                      and Infrastructure,  including the Clean
                                                      Water    Act,    Superfund,    aviation,
                                                      highways, mass transit, water resources,
                                                      railroads and economic development.  Ms.
                                                      Gabel  currently  serves  as a member of
                                                      the  Boards of  Directors  of  Orangutan
                                                      Foundation  International  and Defenders
                                                      of Wildlife and is a member of the Board
                                                      of Trustees of The Washington Opera. She
                                                      is on  the  Board  of  Advisors  of  the
                                                      National   Zoological   Park   and   the
                                                      Smithsonian  Institution and is a member
                                                      of the Directors'  Circle and Friends of
                                                      the   National   Zoo.  Ms.  Gabel  is  a
                                                      graduate of Wellesley  College where she
                                                      received  a Bachelor  of Arts  degree in
                                                      French,   and  of  the   University   of
                                                      Pennsylvania,  where she received an MBA
                                                      degree in International Relations.

                                        7

----------------------------------------------------------------------------------------------
Robert J. Henrich, Jr.*      47      Executive        Founder and Managing  Director of Beacon
                                     Vice             Global Advisors, Inc. Mr. Henrich served
                                     President        as a  First  Vice  President  with  E.F.
                                     Treasurer,       Hutton & Co. and Paine Webber, Inc. from
                                     Trustee          1979  President,  through  1994.  Before
                                                      joining E.F.  Hutton,  Mr. Henrich was a
                                                      pension plan  consultant  with Jefferson
                                                      Standard Insurance Company.  Mr. Henrich
                                                      received his Bachelor of Science  degree
                                                      in  Geology  from  the   University   of
                                                      Maryland  and earned his MBA degree from
                                                      the Florida Institute of Technology.
----------------------------------------------------------------------------------------------
Peter G. Koltnow             69       Trustee         Engineering  consultant  to the  Koltnow
                                                      American Trucking Associations and Board
                                                      Member of the ATA Foundation since 1991.
                                                      He is a  life  member  of  the  American
                                                      Society of Civil Engineers and served as
                                                      Chairman of the  Executive  Committee of
                                                      the Transportation Research Board of the
                                                      National  Research  Council in 1979. Mr.
                                                      Koltnow was  counselor to the  President
                                                      of  the  American  Trucking  Association
                                                      from 1985 through 1990. He was President
                                                      of the  Highway  Users  Federation  from
                                                      1974 to 1985, and Vice President of this
                                                      same  organization  from  1970 to  1974.
                                                      From  1953  to  1967,  he  held  traffic
                                                      engineering  positions  in Dayton,  Ohio
                                                      and Fresno, and Los Angeles, California.
                                                      Mr. Koltnow has spent his entire working
                                                      career in the civil  engineering  field.
                                                      Mr.  Koltnow  has served as a trustee on
                                                      the Board of Directors of the  following
                                                      mutual funds: Growth Fund of Washington,
                                                      the  GEICO  Government  Securities  Cash
                                                      Fund and the  GEICO  Qualified  Dividend
                                                      Fund.  He was the  co-founder  and first
                                                      President  of  the  Candlelighters,   an
                                                      international   organization   providing
                                                      education and support to families  faced
                                                      with   childhood   cancers,   from  1970
                                                      through  1971.  He  is  a  former  board
                                                      member  of  the  D.C.  Division  of  the
                                                      American  Cancer  Society.  Mr.  Koltnow
                                                      received his Bachelor of Science  degree
                                                      from  Antioch  College and his Master of
                                                      Science degree in civil engineering from
                                                      the    University   of   California   at
                                                      Berkeley, California.

                                       8

----------------------------------------------------------------------------------------------
Richard A. Ollen*            66      Chairman of      President  and  Director  (1970  through
                                     The Board of     1978)  and  as  Vice   President   (1965
                                     Trustees         through   1970)  of  the   Massachusetts
                                                      Company Distributors, Inc., a subsidiary
                                                      of the Massachusetts Company, one of the
                                                      oldest corporate  trustees in the United
                                                      States.  Mr. Ollen currently serves as a
                                                      member  of the  Board  of  Overseers  of
                                                      Northeastern   University   in   Boston,
                                                      Massachusetts. He has served as a member
                                                      of the Board of  Regents  (1980  through
                                                      1985)  and as  Chairman  of the Board of
                                                      Regents   (1983  through  1985)  of  the
                                                      College   for   Financial   Planning  in
                                                      Denver,  Colorado,  and as a Director of
                                                      the International Board of Standards and
                                                      Practices   for   Certified    Financial
                                                      Planners,   Inc.   (IBCFP)(1986  through
                                                      1989).  Mr. Ollen  received his Bachelor
                                                      of    Science    degree   in    Business
                                                      Administration     from     Northeastern
                                                      University.  He received  his MBA degree
                                                      from  the  University  of  Pennsylvania,
                                                      Wharton School of Finance.
----------------------------------------------------------------------------------------------
Michelle A. Whalen           29      Secretary        Senior   Corporate   Compliance   Admin-
                                                      istrator,  (December  1997 to  present),
                                                      Corporate Compliance Administrator (June
                                                      1994 to  December  1997)  FPS  Services,
                                                      Inc.;   Mutual  Fund/  Corporate  Admin-
                                                      istrator,  Keane Tracers,  Inc. (January
                                                      1992 to May 1994);  Assistant  Secretary
                                                      of Trainer  Wortham  First  Mutual Funds
                                                      (October 1995 to Present).  She received
                                                      her  Paralegal  Certification  from  The
                                                      Philadelphia  Institute and her Bachelor
                                                      of Arts Degree in English  from  LaSalle
                                                      University.
----------------------------------------------------------------------------------------------

COMPENSATION TABLE

The officers and Trustees of the Trust who are also officers or employees of the Advisor or DSC receive no direct compensation from the Trust for services to it. The Trust pays each of the other Trustees an annual retainer of $1,000 plus a fee of $500 for attendance at Board Meetings and reimburses each Trustee and officer for out-of-pocket expenses in connection with travel and attendance at such meetings. Members of the audit committee, Ms. Gabel and Messrs. Donatelli and Koltnow, each receive $300 per audit committee meeting attended. Set forth are the total fees which were paid to each of the Trustees from the commencement of operations until December 31, 1998.

                              Total
                              Aggregate                 Compensation from
                              Compensation from         Trust and Fund
Name of Trustee               Trust                     Complex Paid to Trustees
---------------               -------------------       ------------------------

Louis T. Donatelli                  $1,500                        $1,500

Caroline D. Gabel                   $1,000                        $1,000

Robert J. Henrich, Jr.              $    0                        $    0

Peter G. Koltnow                    $1,500                        $1,500

Richard A. Ollen                    $    0                        $    0

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

As of December 1, 1998, the Trustees and officers, together as a group, owned beneficially 25,445 shares or 38.5% of the Fund and Trust. As of December 1, 1998, the following persons owned of record and beneficially more than 5% of the outstanding voting shares of the Fund and Trust:

Name & Address of Beneficial Owners         Percentage

Caroline D. Gabel                              32.1%
654 F Street NE
Washington, DC 20002

Robert J. Henrich                               6.4%
Trst Beacon Global Advisors Ltd.
4550 Montgomery Avenue, 3302 North
McLean, VA 22102

                                 NET ASSET VALUE

A more complete discussion of the Fund's determination of net asset value is contained in the Prospectus. The net asset value per share is computed by dividing the value of the assets of the Fund, less its liabilities, by the number of shares outstanding.

The net asset value of all outstanding shares will be computed on a pro-rata basis for each outstanding share based on the proportionate participation in the Fund represented by the value of shares. All income earned and expenses incurred by the Fund will be borne on a pro-rata basis by each outstanding share.

Portfolio securities are valued and net asset value per share is determined as of the close of regular trading on the New York Stock Exchange ("NYSE") which currently is 4:00 p.m. (Eastern Time), on each day the NYSE is open for trading.

                             ADDITIONAL INFORMATION
                                CONCERNING TAXES

The following is only a summary of certain federal tax considerations generally affecting the Fund and its shareholders that are not described in the Prospectus, and is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisors with specific reference to their own tax situations, including their state and local tax liabilities. Non-U.S. investors should consult their tax advisors concerning the tax consequences of ownership of shares of the Fund, including the possibility that distributions may be subject to a 30% United States withholding tax.

FEDERAL INCOME TAX

The following discussion of federal income tax consequences is based on the Internal Revenue Code of 1986, as amended (the "Code") and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

The Fund intends to qualify as a "regulated investment company" ("RIC") as defined under Subchapter M of the Code. By following such a policy, the Fund expects to eliminate or reduce to a nominal amount the federal income taxes to which it may be subject. In order to qualify for treatment as a RIC under the Code, the Fund generally must distribute annually to its shareholders at least 90% of its investment company taxable income (generally, net investment income plus net short-term capital gain) (the "Distribution Requirement") and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of the Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities, or certain other income; (ii) the Fund must derive less than 30% of its gross income each taxable year from the sale or other disposition of stocks or securities held for less than three months; (iii) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with such other securities limited, in respect to any one issuer, to an amount that does not exceed 5% of the value of the Fund's assets and that does not represent more than 10% of the outstanding voting securities of such issuer and (iv) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades or businesses. Notwithstanding the Distribution Requirement described above, which requires only that the Fund distribute at least 90% of its annual investment company taxable income and does not require any minimum distribution of net capital gain (the excess of net long-term capital gain over net short-term capital loss), the Fund will be subject to a nondeductible 4% federal excise tax to the extent that it fails to distribute by the end of any calendar year 98% of its ordinary income for that year and 98% of its capital gain net income (the excess of short- and long-term capital gains over short- and long-term capital losses) for the one-year period ending on October 31 of that year, plus certain other amounts. The Fund intends to make sufficient distributions of its ordinary income and capital gain net income prior to the end of each calendar year to avoid liability for federal excise tax.

Any gain or loss recognized on a sale, redemption or exchange of shares of the Fund by a non-exempt shareholder who is not a dealer in securities generally will be treated as a long-term capital gain or loss if the shares have been held for more than twelve months and otherwise generally will be treated as a short-term capital gain or loss. If shares of the Fund on which a net capital gain distribution has been received are subsequently sold, redeemed or exchanged and such shares have been held for six months or less, any loss recognized will be treated as a long-term capital loss to the extent of the long-term capital gain distribution.

In certain cases, the Fund will be required to withhold, and remit to the United States Treasury, 31% of any distributions paid to a shareholder who (1) has failed to provide a correct taxpayer identification number, (2) is subject to backup withholding by the Internal Revenue Service or (3) has not certified to the Fund that such shareholder is not subject to backup withholding.

If the Fund fails to qualify as a RIC for any taxable year, it will be subject to tax on its taxable income at regular corporate rates. In such an event, all distributions from the Fund generally would be eligible for the corporate dividend received deduction for corporate shareholders.

                            ADDITIONAL INFORMATION ON
                             PORTFOLIO TRANSACTIONS

The Fund does not have an obligation to deal with any broker/dealer or group of broker/dealers in the execution of transactions in portfolio securities.

Subject to policies established by the Trustees, the Subadvisor is responsible for placing the orders to execute transactions for the Fund. In placing orders, it is the policy of the Fund to seek to obtain the best net results taking into account such factors as price (including the applicable dealer spread), the size, type and difficulty of the transaction involved, the firm's general execution and operational facilities, and the firm's risk in positioning the securities involved. While the Subadvisor generally seeks reasonably competitive spreads, the Fund will not necessarily be paying the lowest spread available.

                            ADDITIONAL INFORMATION ON
                             PERFORMANCE INFORMATION

IN GENERAL

From time to time, the Fund may include general comparative information, such as statistical data regarding inflation, securities indices or the features or performance of alternative investments, in advertisements, sales literature and reports to shareholders. The Fund may also include calculations, such as hypothetical compounding examples or tax-free compounding examples, which describe hypothetical investment results in such communications. Such performance examples will be based on an express set of assumptions and are not indicative of the performance of the Fund.

From time to time, the total return of the Fund may be quoted in advertisements, shareholder reports or other communications to shareholders.

TOTAL RETURN CALCULATION

The Fund computes average annual total return by determining the average annual compounded rate of return during specified periods that equate the initial amount invested to the ending redeemable value of such investment. This is done by dividing the ending redeemable value of a hypothetical $1,000 initial payment by $1,000 and raising the quotient to a power equal to one divided by the number of years (or fractional portion thereof) covered by the computation and subtracting one from the result. This calculation can be expressed as follows:

                           P (1 + T)/n/ = ERV

Where:   ERV = ending  redeemable  value at the end of the period covered by the computation of a hypothetical initial payment of $1,000. made at the beginning of the period.

           P = hypothetical intitial payment of $1,000 n = period covered by the computation, expressed in terms of years T = average annual total return.

The Fund computes the aggregate total return by determining the aggregate compounded rate of return during specified periods that likewise equate the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:

                Aggregate Total Return = (ERV - 1)
                                         ---------
                                             P

Where:   ERV = ending  redeemable  value at the end of the period covered by the computation of hypothetical $1,000 payment made at the beginning of the period.

           P = hypothetical initial payment of $1,000.

The calculations of average annual total return and aggregate total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment dates during the period. The ending redeemable value (variable "ERV" in each formula) is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the period covered by the computations.

Since performance will fluctuate, performance data for the Fund should not be used to compare an investment in the Fund's shares with bank deposits, savings accounts and similar investment alternatives which often provide an agreed-upon or guaranteed fixed yield for a stated period of time. Shareholders should remember that performance is generally a function of the kind and quality of the instruments held in a portfolio, portfolio maturity, operating expenses and market conditions.

PERFORMANCE AND ADVERTISEMENTS

From time to time, in marketing and other fund literature, the Fund's performance may be compared to the performance of other mutual funds in general or to the performance of particular types of mutual funds with similar investment goals, as tracked by independent organizations. Among these organizations, Lipper Analytical Services, Inc. ("Lipper"), a widely used independent research firm which ranks mutual funds by overall performance, investment objectives and assets, may be cited. Lipper performance figures are based on changes in net asset value, with all income and capital gains dividends reinvested. Such calculations do not include the effect of any sales charges imposed by other funds. The Fund will be compared to Lipper's appropriate fund category, that is, by fund objective and portfolio holdings. The Fund's performance may also be compared to the average performance of its Lipper category.

The Fund's performance may also be compared to the performance of other mutual funds by Morningstar, Inc. ("Morningstar") which ranks funds on the basis of historical risk and total return. Morningstar's rankings range from five stars (highest) to one star (lowest) and represent Morningstar's assessment of the historical risk level and total return of a fund as a weighted average for three-, five- and ten-year periods. Ranks are not absolute or necessarily predictive of future performance. The Fund may also compare its performance to a wide variety of indices.

In assessing such comparisons of yield, return or volatility, an investor should keep in mind that the composition of the investments in the reported indices and averages is not identical to that of the Fund, that the averages are generally unmanaged, and that the items included in the calculations of such averages may not be identical to the formula used by the Fund to calculate its figures.

                                OTHER INFORMATION

LIMITATION OF TRUSTEES' LIABILITY

The Trust Instrument provides that a Trustee shall be liable only for his or her own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment advisers, shall not be liable for any neglect or wrongdoing of any such person. The Trust Instrument also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Trust Instrument that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Trust Instrument shall protect or indemnify a Trustee against any liability for his willful misfeasance, bad faith, gross negligence or reckless disregard of his duties.

CUSTODIAN

First union National Bank, N.A., Philadelphia. PA, is custodian of the Fund's assets pursuant to a custody agreement. Under the custody agreement, The Bank of New York (i) maintains a separate account or accounts in the name of the Fund,
(ii) holds and transfers portfolio securities on account of the Fund, (iii) accepts receipts and makes disbursements of money on behalf of the Fund, (iv) collects and receives all income and other payments and distributions on account of the Fund's securities, and (v) makes periodic reports to the Board of Trustees concerning the Fund's operations.

INDEPENDENT AUDITORS

Johnson Lambert & Co., 7500 Old Georgetown Road, Bethesda, MD 20814 has been selected as the independent auditors for the Fund to provide audit and tax services. The books of the Fund will be audited at least once a year by Johnson Lambert & Co.

REPORTS TO SHAREHOLDERS

Shareholders will receive unaudited semi-annual reports describing the Fund's investment operations and annual financial statements audited by independent accountants.

SHAREHOLDER INQUIRIES

Inquiries regarding the Fund may be directed to the Advisor by calling (800) 662-9992.

                             FINANCIAL STATEMENTS

The audited financial statements and notes thereto for the Fund contained in the Fund's 1998 Annual Report are incorporated by reference into this Statement of Additional Information and have been audited by Johnson Lambert & Co, whose report also appears in the Annual Report and is also incorporated by reference herein. No other parts of the Annual Report are incorporated by reference herein. Such financial statements and notes thereto have been incorporated herein in reliance on the report of Johnson Lambert & Co, independent accountants given on the authority of said firm as experts in auditing and accounting, incorporated by reference from the Fund's 1997 Annual Report to Shareholders.

PART C  - OTHER INFORMATION

ITEM 23.  Exhibits:
          Exhibits filed pursuant to Form N-1A:

          (A) Trust Instrument is incorporated by reference to Exhibit No. (1) of Registration Statement No. 333-14919 filed on October 28, 1996.

          (B) By-Laws are incorporated by reference to Exhibit No. (2) of Registration Statement No. 333-14919 filed on October 28, 1996.

          (C)  All Instruments Defining the Rights of Holders -- None

          (D) Investment Advisory Contracts -- Investment Advisory Contract is incorporated by reference to Exhibit No. (5) of Pre-Effective Amendment No. 1 to the Registration Statement No. 333-14919 filed on February 12, 1997.

               (a) Sub-Advisory Agreement between Delta Capital Management and Beacon Global Advisors, Inc. is incorporated by reference from Definitive Proxy on Form N-14A filed on December 11, 1998.

          (E) Underwriting Agreement -- Underwriting Agreement is incorporated by reference to Exhibit No. (6) of Pre-Effective Amendment No. 1 to the Registration Statement No. 333-14919 filed on February 12, 1997.

          (F)  Bonus, Profit Sharing, Pension or Other Similar Contracts -- None

          (G) Custodian Agreements -- Custody Agreement is incorporated by reference to Exhibit No. (8) of Pre-Effective Amendment No. 1 to the Registration Statement No. 333-14919 filed on February 12, 1997.

          (H) Investment Company Services Agreement between Declaration Service Company and the Registrant is filed herewith.

          (I) (a) Opinion and Consent of Kirkpatrick & Lockhart LLP regarding the legality of the securities being issued is incorporated by reference to Exhibit (10)(a) of Pre-Effective No. 2 to the Registration Statement No. 333-14919 filed on April 2, 1997.

          (J)  Consent of Independent Auditors is filed herewith.

          (K)  Financial Statements Omitted from Item 22 -- None

          (L) Agreements or Understandings Made in Consideration for Providing the Initial Capital --None

          (M) Plan of Distribution pursuant to Rule 12b-1 --Distribution and Services Plan pursuant to Rule 12b-1 is incorporated by reference to Exhibit No. (15) of Pre-Effective Amendment No. 1 to Registration Statement No. 333-14919 filed on February 12, 1997.

          (N)  Financial Data Schedule is filed herewith

          (O) Plan of Distribution pursuant to Rule 18f-3 with respect to Multiple Class Shares -- None

          (P) Trustees' Powers of Attorney -- Powers of Attorney for Messrs. Donatelli, Henrich, Koltnow and Ollen are incorporated by reference to Exhibit No. (19) of Pre-Effective Amendment No. 1 to Registration Statement No. 333-14919 filed on February 12, 1997.

               (a) Power of Attorney for Caroline D. Gabel is incorporated by reference to Exhibit (19)(A) of Pre-Effective No. 2 to the Registration Statement No. 333-14919 filed on April 2, 1997.

Item 24.  Persons Controlled By or Under Common Control with Registrant.

          Not Applicable.

Item 25.  Indemnification.

Reference is made to Article X of the Registrant's Trust Instrument (previously filed herewith as Exhibit 1 of Registration Statement No. 333-14919 filed on October 28, 1996.)

The Trust Instrument limits the liabilities of a Trustee to that of gross negligence and in the event a Trustee is sued for his or her activities concerning the Trust, the Trust will indemnify that Trustee to the fullest extent permitted by law, except if a Trustee engages in willful misfeasance, bad faith, gross negligenceor reckless disregard of the duties involved in the conduct of his or her office.

Item 26.  Business and Other Connections of Investment Adviser.

Beacon Global Advisors, Inc., 4550 Montgomery Avenue, 3302 North, McLean, Virginia 22102-380 provides investment management consulting to individual and institutional investors, with respect to approximately $100 million in assets, as of January 9, 1999.

For information as to any other business, vocation or employment of a substantial nature in which each Trustee or officer of the Registrant's investment adviser is or has been engaged for his own account or in the capacity of Trustee, officer, employee, partner or trustee, reference is made to Form ADV for Beacon Global Advisors, Inc. (File #801-48567) filed under the Investment Advisers Act of 1940 which is incorporated herein by reference.

Item 27.  Principal Underwriter.

     (a) Beacon Global Advisors, Inc., the principal underwriter for the Registrant's securities, does not act as underwriter for any other entities.

     (b) The table below sets forth certain information as to the Underwriter's Directors, Officers and Control Persons:

                                   POSITION              POSITION AND
NAME AND PRINCIPAL                 AND OFFICES           OFFICES WITH
BUSINESS ADDRESS                   WITH UNDERWRITER      REGISTRANT

Robert J. Henrich                  Managing Director     Executive President
Beacon Global Advisors, Inc.                             Vice President,
8260 Greensboro Drive                                    Treasurer and
Suite 250                                                Trustee
McLean, VA 22102-3801

John Groth                         Managing Director     None
Same as Above

Richard A. Ollen                   Director              President and
Same as Above                                            Chairman of the Board

     (c)  Not Applicable.

Item 28.  Location of Accounts and Records.

All records described in Section 31(a) of the Investment Company Act of 1940, as amended and the Rules 17 CFR 270.31a-1 to 31a-3 promulgated thereunder, are maintained by the Trust's Investment Advisor, Beacon Global Advisors, Inc., 8260 Greensboro Drive, Suite 250, McLean, Virginia 22102, except for those maintained by the Fund's Custodian, The Bank of New York, 48 Wall Street, New York, New York 10172 and the Trust's Administrator, Transfer Agent and Fund Accounting Services Agent, FPS Services Inc., 3200 Horizon Drive, P.O. Box 61503, King of Prussia, PA 19406-0903.

Item 29.  Management Services.

There are no management-related service contracts not discussed in Part A or Part B.

Item 30.  Undertakings.

          Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940. as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 2 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Bethesda, and State of Maryland on the 22nd day of march, 1999.

     Beacon Global Advisors Trust
     Registrant


By:  /s/ Richard A. Ollen
     -------------------------------
     Richard A. Ollen, President


Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 2 to the Registration Statement of Beacon Global Advisors Trust has been signed below by the following persons in the capacities and on the date indicated.


Signature                       Capacity                          Date

/s/ Richard A. Ollen*           President                         March 22, 1999
--------------------------      and Chairman of the Board
Richard A. Ollen

/s/ Robert J. Henrich*          Executive Vice President,         March 22, 1999
--------------------------      Treasurer & Trustee
Robert J. Henrich

/s/ Louis T. Donatelli*         Trustee                           March 22, 1999
--------------------------
Louis T. Donatelli

/s/ Caroline D. Gabel*          Trustee                           March 22, 1999
--------------------------
Caroline D. Gabel

/s/ Peter G. Koltnow*           Trustee                           March 22, 1999
--------------------------
Peter G. Koltnow

* /s/ Michelle A. Whalen
--------------------------
Michelle A. Whalen, as Attorney-in-fact and Agent
pursuant to Power-of-Attorney

                         Index to Exhibits to Form N-1A

Exhibit

EXHIBIT 23(H)   Investment Company Services Agreement
EXHIBIT 23(J)   Consent of Independent Auditors
EXHIBIT 23(N)   Financial Data Schedule for THE CRUELTY FREE VALUE FUND